Cover	Jun. 22, 2026
Cover [Abstract]
form type	8-K
Amendment Flag	false
period	Jun. 22, 2026
File Number	000-56696
registrant name	IMA Tech
Entity Central Index Key	0001980295
tax number	98-1626237
incorporation state	WY
address	11336 Franklin Boulevard
ciry	Elk Grove
state	CA
zip code	95757
City Area Code	(916)
Local Phone Number	534-6052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false